UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 8.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	20,194	309,170
Johnson Controls, Inc.	49,838	1,511,587

		1,820,757
Automobiles 0.2%
Ford Motor Co.* (a)	189,262	984,162
General Motors Corp. (a)	47,366	447,609
Harley-Davidson, Inc.	19,686	734,288

		2,166,059

Distributors 0.1%
Genuine Parts Co.	13,509	543,197
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	9,444	560,029
H&R Block, Inc.	27,296	620,984

		1,181,013
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Unit) (a)	36,546	1,291,901
Darden Restaurants, Inc.	11,754	336,517
International Game Technology	25,956	445,924
Marriott International, Inc. "A"	24,840	648,076
McDonald's Corp.	94,091	5,805,415
Starbucks Corp.*	61,128	908,973
Starwood Hotels & Resorts Worldwide, Inc.	15,625	439,687
Wendy's/Arby's Group, Inc. "A"	31,496	165,669
Wyndham Worldwide Corp.	14,837	233,089
Yum! Brands, Inc.	39,616	1,291,878

		11,567,129
Household Durables 0.5%
Black & Decker Corp.	5,022	305,086
Centex Corp.	10,635	172,287
D.R. Horton, Inc.	23,500	305,970
Fortune Brands, Inc.	12,855	737,363
Harman International Industries, Inc.	4,900	166,943
KB HOME (a)	7,292	143,507
Leggett & Platt, Inc.	13,464	293,381
Lennar Corp. "A"	12,000	182,280
Newell Rubbermaid, Inc.	23,197	400,380
Pulte Homes, Inc.	19,782	276,355
Snap-on, Inc.	4,793	252,399
The Stanley Works	6,556	273,647
Whirlpool Corp. (a)	6,288	498,576

		4,008,174
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	26,228	1,908,349
Expedia, Inc.*	17,753	268,248

		2,176,597
Leisure Equipment & Products 0.2%
Eastman Kodak Co.	24,207	372,303
Hasbro, Inc.	11,586	402,266
Mattel, Inc.	30,198	544,772

		1,319,341
Media 2.6%
CBS Corp. "B"	56,887	829,412
Comcast Corp. "A"	244,087	4,791,428
Gannett Co., Inc. (a)	19,142	323,691
Interpublic Group of Companies, Inc.*	39,697	307,652
McGraw-Hill Companies, Inc.	26,564	839,688
Meredith Corp. (a)	3,024	84,793
New York Times Co. "A" (a)	9,710	138,756
News Corp. "A"	192,054	2,302,728
Omnicom Group, Inc.	26,732	1,030,786
Scripps Networks Interactive "A"	7,500	272,325
The DIRECTV Group, Inc.*	48,300	1,264,011
Time Warner, Inc.	299,730	3,929,460

Viacom, Inc. "B"*	52,887	1,313,713
Walt Disney Co.	156,980	4,817,716
Washington Post Co. "B"	518	288,402

		22,534,561
Multiline Retail 0.8%
Big Lots, Inc.* (a)	6,892	191,804
Dillard's, Inc. "A" (a)	4,851	57,242
Family Dollar Stores, Inc.	11,670	276,579
J.C. Penney Co., Inc.	18,622	620,857
Kohl's Corp.*	25,478	1,174,026
Macy's, Inc.	35,208	633,040
Nordstrom, Inc. (a)	13,348	384,689
Sears Holdings Corp.* (a)	4,743	443,471
Target Corp.	63,110	3,095,546

		6,877,254
Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	7,300	287,985
AutoNation, Inc.* (a)	11,151	125,337
AutoZone, Inc.*	3,591	442,914
Bed Bath & Beyond, Inc.*	21,816	685,241
Best Buy Co., Inc. (a)	28,236	1,058,850
GameStop Corp. "A"*	13,600	465,256
Home Depot, Inc.	142,085	3,678,581
Limited Brands, Inc.	23,870	413,428
Lowe's Companies, Inc. (a)	122,600	2,904,394
Office Depot, Inc.*	23,203	135,041
RadioShack Corp.	10,945	189,130
Staples, Inc.	58,989	1,327,253
The Gap, Inc.	37,732	670,875
The Sherwin-Williams Co.	8,289	473,799
Tiffany & Co.	10,400	369,408
TJX Companies, Inc.	35,658	1,088,282

		14,315,774
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	28,700	718,648
Jones Apparel Group, Inc.	7,294	135,012
Liz Claiborne, Inc.	7,924	130,191
NIKE, Inc. "B"	31,850	2,130,765
Polo Ralph Lauren Corp.	4,900	326,536
VF Corp.	7,387	571,089

		4,012,241
Consumer Staples 12.2%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	59,909	3,886,896
Brown-Forman Corp. "B"	7,080	508,415
Coca-Cola Co.	166,314	8,794,684
Coca-Cola Enterprises, Inc.	24,150	404,996
Constellation Brands, Inc. "A"*	16,600	356,236
Molson Coors Brewing Co. "B"	11,784	550,902
Pepsi Bottling Group, Inc.	11,411	332,859
PepsiCo, Inc.	130,946	9,332,521

		24,167,509

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	36,345	2,359,881
CVS Caremark Corp.	120,090	4,042,229
Kroger Co.	54,763	1,504,887
Safeway, Inc.	36,527	866,421
SUPERVALU, Inc.	17,948	389,472
Sysco Corp.	50,357	1,552,506
Wal-Mart Stores, Inc.	187,627	11,236,981
Walgreen Co. (a)	82,796	2,563,364
Whole Foods Market, Inc. (a)	11,700	234,351

		24,750,092
Food Products 1.8%
Archer-Daniels-Midland Co.	53,907	1,181,102
Campbell Soup Co.	18,085	698,081
ConAgra Foods, Inc.	37,905	737,631
Dean Foods Co.*	11,500	268,640
General Mills, Inc.	28,128	1,932,956
H.J. Heinz Co.	26,179	1,308,165
Kellogg Co.	20,932	1,174,285
Kraft Foods, Inc. "A"	126,982	4,158,661
McCormick & Co., Inc.	10,814	415,798
Sara Lee Corp.	59,339	749,452
The Hershey Co.	14,046	555,379
Tyson Foods, Inc. "A"	22,800	272,232
Wm. Wrigley Jr. Co.	18,033	1,431,820

		14,884,202
Household Products 2.8%
Clorox Co.	11,530	722,816
Colgate-Palmolive Co.	42,321	3,188,887
Kimberly-Clark Corp.	34,747	2,252,996
Procter & Gamble Co.	253,855	17,691,155

		23,855,854
Personal Products 0.2%
Avon Products, Inc.	35,870	1,491,116
Estee Lauder Companies, Inc. "A"	9,600	479,136

		1,970,252
Tobacco 1.7%
Altria Group, Inc.	172,370	3,419,821
Lorillard, Inc.	14,502	1,031,817
Philip Morris International, Inc.	172,470	8,295,807
Reynolds American, Inc.	14,428	701,489
UST, Inc.	12,335	820,771

		14,269,705
Energy 13.3%
Energy Equipment & Services 2.6%
Baker Hughes, Inc.	25,771	1,560,176
BJ Services Co.	24,586	470,330
Cameron International Corp.*	18,200	701,428
ENSCO International, Inc.	12,000	691,560
Halliburton Co.	73,373	2,376,552
Nabors Industries Ltd.*	23,396	583,028
National-Oilwell Varco, Inc.*	34,900	1,753,027
Noble Corp.	22,490	987,311
Rowan Companies, Inc.	9,482	289,675

Schlumberger Ltd.	100,218	7,826,024
Smith International, Inc.	18,100	1,061,384
Transocean, Inc.*	26,699	2,932,618
Weatherford International Ltd.*	56,888	1,430,164

		22,663,277
Oil, Gas & Consumable Fuels 10.7%
Anadarko Petroleum Corp.	39,214	1,902,271
Apache Corp.	27,953	2,914,939
Cabot Oil & Gas Corp.	8,400	303,576
Chesapeake Energy Corp.	43,300	1,552,738
Chevron Corp.	171,882	14,176,827
ConocoPhillips (a)	127,142	9,313,151
CONSOL Energy, Inc.	15,300	702,117
Devon Energy Corp.	36,992	3,373,670
El Paso Corp.	58,754	749,701
EOG Resources, Inc.	20,757	1,856,921
ExxonMobil Corp. (a)	434,504	33,743,581
Hess Corp.	23,550	1,932,984
Marathon Oil Corp.	59,342	2,365,966
Massey Energy Co.	6,600	235,422
Murphy Oil Corp.	16,000	1,026,240
Noble Energy, Inc.	14,400	800,496
Occidental Petroleum Corp.	68,388	4,817,935
Peabody Energy Corp.	22,800	1,026,000
Pioneer Natural Resources Co.	10,000	522,800
Range Resources Corp.	12,368	530,216
Southwestern Energy Co.*	29,600	903,984
Spectra Energy Corp.	53,191	1,265,946
Sunoco, Inc.	9,716	345,695
Tesoro Corp. (a)	11,600	191,284
Valero Energy Corp.	44,472	1,347,502
Williams Companies, Inc.	48,187	1,139,623
XTO Energy, Inc.	45,085	2,097,354

		91,138,939
Financials 15.8%
Capital Markets 2.8%
American Capital Ltd. (a)	16,100	410,711
Ameriprise Financial, Inc.	18,105	691,611
Bank of New York Mellon Corp.	97,048	3,161,824
Charles Schwab Corp.	79,963	2,079,038
E*TRADE Financial Corp.* (a)	39,900	111,720
Federated Investors, Inc. "B"	7,200	207,720
Franklin Resources, Inc.	13,052	1,150,273
Invesco Ltd.	32,800	688,144
Janus Capital Group, Inc.	12,271	297,940
Legg Mason, Inc.	11,500	437,690
Merrill Lynch & Co., Inc.	128,072	3,240,221
Morgan Stanley	92,740	2,133,020
Northern Trust Corp.	18,549	1,339,238
State Street Corp.	35,865	2,040,001
T. Rowe Price Group, Inc.	21,820	1,171,952
The Goldman Sachs Group, Inc.	36,333	4,650,624

		23,811,727

Commercial Banks 3.0%
BB&T Corp. (a)	45,934	1,736,305
Comerica, Inc. (a)	12,637	414,367
Fifth Third Bancorp. (a)	46,406	552,231
First Horizon National Corp. (a)	13,526	126,599
Huntington Bancshares, Inc. (a)	31,660	252,963
KeyCorp.	41,429	494,662
M&T Bank Corp.	6,450	575,663
Marshall & Ilsley Corp. (a)	21,852	440,318
National City Corp. (a)	56,976	99,708
PNC Financial Services Group, Inc.	29,026	2,168,242
Regions Financial Corp. (a)	58,661	563,146
SunTrust Banks, Inc.	29,571	1,330,399
US Bancorp.	145,754	5,250,059
Wachovia Corp.	184,699	646,447
Wells Fargo & Co.	276,848	10,390,105
Zions Bancorp. (a)	9,011	348,726

		25,389,940
Consumer Finance 0.7%
American Express Co.	97,025	3,437,596
Capital One Financial Corp. (a)	31,402	1,601,502
Discover Financial Services (a)	40,070	553,767
SLM Corp.*	39,078	482,223

		6,075,088
Diversified Financial Services 4.9%
Bank of America Corp. (a)	381,450	13,350,750
CIT Group, Inc.	23,824	165,815
Citigroup, Inc.	455,531	9,342,941
CME Group, Inc.	5,600	2,080,456
IntercontinentalExchange, Inc.*	6,500	524,420
JPMorgan Chase & Co.	308,191	14,392,520
Leucadia National Corp.	14,500	658,880
Moody's Corp. (a)	16,552	562,768
NYSE Euronext	22,300	873,714

		41,952,264
Insurance 3.0%
Aflac, Inc.	39,837	2,340,424
Allstate Corp.	45,356	2,091,819
American International Group, Inc.	224,981	749,187
Aon Corp.	23,183	1,042,308
Assurant, Inc.	8,600	473,000
Chubb Corp.	30,370	1,667,313
Cincinnati Financial Corp.	13,709	389,884
Genworth Financial, Inc. "A"	36,200	311,682
Hartford Financial Services Group, Inc.	25,234	1,034,342
Lincoln National Corp.	21,469	919,088
Loews Corp.	30,282	1,195,836
Marsh & McLennan Companies, Inc.	42,913	1,362,917
MBIA, Inc. (a)	16,664	198,302
MetLife, Inc.	57,432	3,216,192
Principal Financial Group, Inc.	21,711	944,211
Progressive Corp.	56,956	991,034
Prudential Financial, Inc.	35,663	2,567,736
The Travelers Companies, Inc.	50,771	2,294,849
Torchmark Corp.	7,310	437,138

Unum Group	28,865	724,511
XL Capital Ltd. "A"	25,577	458,851

		25,410,624
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT)	7,846	274,767
AvalonBay Communities, Inc. (REIT)	6,500	639,730
Boston Properties, Inc. (REIT)	10,000	936,600
Developers Diversified Realty Corp. (REIT)	10,100	320,069
Equity Residential (REIT)	22,730	1,009,439
General Growth Properties, Inc. (REIT)	19,100	288,410
HCP, Inc. (REIT)	19,385	777,920
Host Hotels & Resorts, Inc. (REIT)	43,900	583,431
Kimco Realty Corp. (REIT) (a)	21,000	775,740
Plum Creek Timber Co., Inc. (REIT)	14,400	717,984
ProLogis (REIT)	21,900	903,813
Public Storage (REIT)	10,346	1,024,358
Simon Property Group, Inc. (REIT)	18,841	1,827,577
Vornado Realty Trust (REIT)	11,400	1,036,830

		11,116,668
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	14,600	195,202
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	46,800	863,460
MGIC Investment Corp.	7,942	55,832
Sovereign Bancorp., Inc.	41,798	165,102

		1,084,394
Health Care 13.0%
Biotechnology 1.7%
Amgen, Inc.*	88,516	5,246,343
Biogen Idec, Inc.*	24,260	1,220,035
Celgene Corp.* (a)	37,700	2,385,656
Genzyme Corp.*	22,403	1,812,179
Gilead Sciences, Inc.*	77,472	3,531,174

		14,195,387
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	52,503	3,445,772
Becton, Dickinson & Co.	20,378	1,635,538
Boston Scientific Corp.*	121,865	1,495,284
C.R. Bard, Inc.	8,398	796,718
Covidien Ltd.	41,988	2,257,275
Hospira, Inc.*	13,420	512,644
Intuitive Surgical, Inc.*	3,300	795,234
Medtronic, Inc.	94,425	4,730,692
St. Jude Medical, Inc.*	28,488	1,238,943
Stryker Corp. (a)	20,082	1,251,109
Varian Medical Systems, Inc.*	10,500	599,865
Zimmer Holdings, Inc.*	18,784	1,212,695

		19,971,769
Health Care Providers & Services 2.0%
Aetna, Inc.	39,472	1,425,334
AmerisourceBergen Corp.	13,582	511,362
Cardinal Health, Inc.	30,000	1,478,400
CIGNA Corp.	23,005	781,710

Coventry Health Care, Inc.*	12,395	403,457
DaVita, Inc.*	8,800	501,688
Express Scripts, Inc.*	20,668	1,525,712
Humana, Inc.*	14,175	584,010
Laboratory Corp. of America Holdings*	9,291	645,725
McKesson Corp.	23,115	1,243,818
Medco Health Solutions, Inc.*	42,328	1,904,760
Patterson Companies, Inc.*	7,700	234,157
Quest Diagnostics, Inc.	13,216	682,871
Tenet Healthcare Corp.*	40,300	223,665
UnitedHealth Group, Inc.	101,908	2,587,444
WellPoint, Inc.*	42,788	2,001,195

		16,735,308
Health Care Technology 0.0%
IMS Health, Inc.	15,430	291,781
Life Sciences Tools & Services 0.4%
Applied Biosystems, Inc.	14,229	487,343
Millipore Corp.*	4,615	317,512
PerkinElmer, Inc.	10,036	250,599
Thermo Fisher Scientific, Inc.*	35,121	1,931,655
Waters Corp.*	8,400	488,712

		3,475,821
Pharmaceuticals 6.6%
Abbott Laboratories	128,982	7,426,784
Allergan, Inc.	25,824	1,329,936
Barr Pharmaceuticals, Inc.*	9,100	594,230
Bristol-Myers Squibb Co.	165,662	3,454,053
Eli Lilly & Co.	83,137	3,660,522
Forest Laboratories, Inc.*	25,595	723,827
Johnson & Johnson	233,734	16,193,092
King Pharmaceuticals, Inc.*	20,786	199,130
Merck & Co., Inc.	179,259	5,657,414
Mylan, Inc. (a)	25,536	291,621
Pfizer, Inc.	563,989	10,399,957
Schering-Plough Corp.	135,950	2,510,996
Watson Pharmaceuticals, Inc.*	8,755	249,517
Wyeth	111,576	4,121,617

		56,812,696
Industrials 11.0%
Aerospace & Defense 2.7%
Boeing Co.	61,908	3,550,424
General Dynamics Corp.	33,234	2,446,687
Goodrich Corp.	10,461	435,177
Honeywell International, Inc.	62,247	2,586,363
L-3 Communications Holdings, Inc.	10,200	1,002,864
Lockheed Martin Corp.	27,893	3,059,025
Northrop Grumman Corp.	28,231	1,709,105
Precision Castparts Corp.	11,600	913,848
Raytheon Co.	34,896	1,867,285
Rockwell Collins, Inc.	13,331	641,088
United Technologies Corp.	80,700	4,846,842

		23,058,708

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	14,400	733,824
Expeditors International of Washington, Inc.	18,000	627,120
FedEx Corp.	26,065	2,060,177
United Parcel Service, Inc. "B" (a)	84,358	5,305,275

		8,726,396
Airlines 0.1%
Southwest Airlines Co.	61,395	890,841
Building Products 0.1%
Masco Corp.	30,365	544,748
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	25,075	278,583
Avery Dennison Corp.	8,886	395,249
Cintas Corp.	11,542	331,371
Pitney Bowes, Inc.	17,346	576,928
R.R. Donnelley & Sons Co.	17,629	432,439
Waste Management, Inc.	40,969	1,290,114

		3,304,684
Construction & Engineering 0.1%
Fluor Corp.	14,950	832,715
Jacobs Engineering Group, Inc.*	10,200	553,962

		1,386,677
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	14,528	580,394
Emerson Electric Co.	64,904	2,647,434
Rockwell Automation, Inc.	12,347	461,037

		3,688,865
Industrial Conglomerates 3.2%
3M Co.	58,436	3,991,763
General Electric Co.	832,232	21,221,916
Textron, Inc.	20,782	608,497
Tyco International Ltd.	39,688	1,389,874

		27,212,050
Machinery 1.7%
Caterpillar, Inc.	50,936	3,035,786
Cummins, Inc.	17,012	743,765
Danaher Corp.	21,365	1,482,731
Deere & Co.	35,724	1,768,338
Dover Corp.	15,702	636,716
Eaton Corp.	13,805	775,565
Illinois Tool Works, Inc.	33,394	1,484,363
Ingersoll-Rand Co., Ltd. "A"	26,640	830,369
ITT Corp.	15,194	844,938
Manitowoc Co., Inc.	10,900	169,495
PACCAR, Inc.	30,701	1,172,471
Pall Corp.	10,053	345,723
Parker Hannifin Corp.	14,068	745,604
Terex Corp.*	8,400	256,368

		14,292,232
Professional Services 0.1%
Equifax, Inc.	10,791	371,750
Monster Worldwide, Inc.*	10,385	154,840
Robert Half International, Inc.	13,600	336,600

		863,190

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	23,638	2,184,860
CSX Corp.	34,048	1,858,000
Norfolk Southern Corp.	31,386	2,078,067
Ryder System, Inc.	4,852	300,824
Union Pacific Corp.	42,662	3,035,828

		9,457,579
Trading Companies & Distributors 0.1%
Fastenal Co.	10,900	538,351
W.W. Grainger, Inc.	5,409	470,421

		1,008,772
Information Technology 15.9%
Communications Equipment 2.6%
Ciena Corp.* (a)	7,565	76,255
Cisco Systems, Inc.*	494,195	11,149,039
Corning, Inc.	132,022	2,064,824
Harris Corp.	10,300	475,860
JDS Uniphase Corp.* (a)	18,978	160,554
Juniper Networks, Inc.*	44,100	929,187
Motorola, Inc.	189,480	1,352,887
QUALCOMM, Inc.	136,120	5,849,077
Tellabs, Inc.*	33,416	135,669

		22,193,352
Computers & Peripherals 4.4%
Apple, Inc.* (a)	74,062	8,417,887
Dell, Inc.*	145,809	2,402,932
EMC Corp.*	173,167	2,071,077
Hewlett-Packard Co.	204,927	9,475,825
International Business Machines Corp. (a)	113,302	13,251,802
Lexmark International, Inc. "A"*	7,368	239,976
NetApp, Inc.*	28,884	526,555
QLogic Corp.*	11,018	169,236
SanDisk Corp.*	18,800	367,540
Sun Microsystems, Inc.* (a)	63,045	479,144
Teradata Corp.*	14,951	291,545

		37,693,519
Electronic Equipment, Instruments & Components 0.4%
Agilent Technologies, Inc.*	30,297	898,609
Amphenol Corp. "A"	14,800	594,072
Jabil Circuit, Inc.	16,647	158,812
Molex, Inc.	11,917	267,537
Tyco Electronics Ltd.	40,188	1,111,600

		3,030,630
Internet Software & Services 1.5%
Akamai Technologies, Inc.*	14,200	247,648
eBay, Inc.* (a)	91,368	2,044,816
Google, Inc. "A"* (a)	20,053	8,031,628
VeriSign, Inc.*	16,500	430,320
Yahoo!, Inc.*	115,188	1,992,752

		12,747,164
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	8,073	408,736
Automatic Data Processing, Inc.	42,508	1,817,217

Cognizant Technology Solutions Corp. "A"*	24,300	554,769
Computer Sciences Corp.*	12,644	508,162
Convergys Corp.*	10,172	150,342
Fidelity National Information Services, Inc.	14,400	265,824
Fiserv, Inc.*	13,742	650,272
MasterCard, Inc. "A" (a)	6,100	1,081,713
Paychex, Inc.	26,811	885,567
Total System Services, Inc.	15,461	253,561
Unisys Corp.*	27,480	75,570
Western Union Co.	61,112	1,507,633

		8,159,366
Office Electronics 0.1%
Xerox Corp.	76,188	878,447
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	50,960	267,540
Altera Corp.	25,186	520,847
Analog Devices, Inc.	24,335	641,227
Applied Materials, Inc.	112,230	1,698,040
Broadcom Corp. "A"*	37,621	700,879
Intel Corp. (a)	470,345	8,809,562
KLA-Tencor Corp.	14,345	454,019
Linear Technology Corp.	18,514	567,639
LSI Corp.* (a)	53,613	287,366
MEMC Electronic Materials, Inc.*	19,100	539,766
Microchip Technology, Inc. (a)	15,600	459,108
Micron Technology, Inc.* (a)	64,520	261,306
National Semiconductor Corp.	16,326	280,970
Novellus Systems, Inc.* (a)	8,314	163,287
NVIDIA Corp.*	46,621	499,311
Teradyne, Inc.*	14,404	112,495
Texas Instruments, Inc.	109,679	2,358,099
Xilinx, Inc.	23,146	542,774

		19,164,235
Software 3.7%
Adobe Systems, Inc.* (a)	44,410	1,752,863
Autodesk, Inc.*	18,848	632,350
BMC Software, Inc.*	15,906	455,389
CA, Inc.	32,859	655,866
Citrix Systems, Inc.*	15,198	383,901
Compuware Corp.*	21,346	206,843
Electronic Arts, Inc.*	26,658	986,079
Intuit, Inc.*	26,870	849,361
Microsoft Corp.	656,871	17,531,887
Novell, Inc.*	28,936	148,731
Oracle Corp.*	327,878	6,659,202
Salesforce.com, Inc.*	8,700	421,080
Symantec Corp.*	70,152	1,373,576

		32,057,128
Materials 3.4%
Chemicals 2.0%
Air Products & Chemicals, Inc.	17,739	1,214,944
Ashland, Inc.	4,808	140,586
CF Industries Holdings, Inc.	4,700	429,862
Dow Chemical Co.	77,361	2,458,532

E.I. du Pont de Nemours & Co.	75,412	3,039,104
Eastman Chemical Co.	6,430	354,036
Ecolab, Inc.	14,666	711,594
Hercules, Inc.	9,407	186,164
International Flavors & Fragrances, Inc.	6,543	258,187
Monsanto Co.	46,016	4,554,664
PPG Industries, Inc.	13,750	801,900
Praxair, Inc.	26,285	1,885,686
Rohm & Haas Co. (a)	10,394	727,580
Sigma-Aldrich Corp.	10,540	552,507

		17,315,346
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,825	657,462
Containers & Packaging 0.1%
Ball Corp.	8,136	321,291
Bemis Co., Inc.	7,872	206,325
Pactiv Corp.*	11,019	273,602
Sealed Air Corp.	13,796	303,374

		1,104,592
Metals & Mining 0.9%
AK Steel Holding Corp.	9,400	243,648
Alcoa, Inc.	68,081	1,537,269
Allegheny Technologies, Inc.	8,417	248,723
Freeport-McMoRan Copper & Gold, Inc. (a)	32,099	1,824,828
Newmont Mining Corp. (a)	38,132	1,477,996
Nucor Corp.	26,330	1,040,035
Titanium Metals Corp. (a)	7,100	80,514
United States Steel Corp.	9,859	765,157

		7,218,170
Paper & Forest Products 0.3%
International Paper Co. (a)	35,772	936,511
MeadWestvaco Corp.	14,559	339,370
Weyerhaeuser Co.	17,698	1,072,145

		2,348,026
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	493,036	13,765,565
CenturyTel, Inc.	8,919	326,881
Embarq Corp.	11,898	482,464
Frontier Communications Corp. (a)	27,190	312,685
Qwest Communications International, Inc. (a)	124,240	401,295
Verizon Communications, Inc.	238,229	7,644,769
Windstream Corp. (a)	37,559	410,896

		23,344,555
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	32,900	1,183,413
Sprint Nextel Corp.	238,768	1,456,485

		2,639,898
Utilities 3.5%
Electric Utilities 2.1%
Allegheny Energy, Inc.	14,110	518,825
American Electric Power Co., Inc.	33,616	1,244,800

Duke Energy Corp.	105,783	1,843,798
Edison International	27,367	1,091,943
Entergy Corp.	16,056	1,429,145
Exelon Corp.	55,042	3,446,730
FirstEnergy Corp.	25,654	1,718,561
FPL Group, Inc.	34,184	1,719,455
Pepco Holdings, Inc.	16,900	387,179
Pinnacle West Capital Corp.	7,608	261,791
PPL Corp.	31,328	1,159,763
Progress Energy, Inc.	21,831	941,571
Southern Co. (a)	64,404	2,427,387

		18,190,948
Gas Utilities 0.1%
Nicor, Inc. (a)	3,784	167,820
Questar Corp.	14,500	593,340

		761,160
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	56,448	659,877
Constellation Energy Group, Inc.	14,910	362,313
Dynegy, Inc. "A"*	39,872	142,742

		1,164,932
Multi-Utilities 1.2%
Ameren Corp.	17,369	677,912
CenterPoint Energy, Inc.	26,021	379,126
CMS Energy Corp.	22,772	283,967
Consolidated Edison, Inc.	22,822	980,433
Dominion Resources, Inc.	48,458	2,073,033
DTE Energy Co.	14,657	588,039
Integrys Energy Group, Inc.	6,400	319,616
NiSource, Inc.	23,508	346,978
PG&E Corp.	30,049	1,125,335
Public Service Enterprise Group, Inc.	42,750	1,401,773
Sempra Energy	20,587	1,039,026
TECO Energy, Inc.	17,800	279,994
Xcel Energy, Inc.	34,057	680,799

		10,176,031

Total Common Stocks (Cost $823,573,600)		852,020,299
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Bill, 2.173% **, 12/4/2008 (b) (Cost $876,641)	880,000	878,882
	Shares	Value ($)

Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $81,920,615)	81,920,615	81,920,615
Cash Equivalents 0.5%
Cash Management QP Trust, 2.38% (c) (Cost $4,437,878)	4,437,878	4,437,878

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $910,808,734) †				109.8	939,257,674
Other Assets and Liabilities, Net				(9.8)	(83,482,438)

Net Assets				100.0	855,775,236

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $931,078,567. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $8,179,107. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $167,438,472 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $159,259,365.

(a)

All or a portion of these securities were on loan amounting to $85,373,611. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,332 that is also on loan. The value of all securities loaned at September 30, 2008 amounted to $85,376,943 which is 10.0% of net assets.

(b)				At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	12/18/2008	21	6,538,914	6,137,250	(401,664)

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 938,378,792	$ (401,664)
Level 2	878,882	-
Level 3	-	-
Total	$ 939,257,674	$ (401,664)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008